Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 24, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation [Line Items]
Exercisable grant term		10 years		10 years
Vest, description		three or four years
Shares granted		290
Total unrecognized costs (in Dollars)		$ 650		$ 197
Recognized over a period		4 years
Value of RSU (in Dollars)
Exercise price per share (in Dollars per share)				$ 1.81
Options value (in Dollars)				$ 193
Replacement option, exercise price per share (in Dollars per share)				$ 1.81
Replacement warrants (in Dollars)				$ 59
Total fair value option (in Dollars per share)				$ 1.03
ADS [Member]
Share-Based Compensation [Line Items]
Shares granted	186,800
Aggregate purchase shares	186,800
Exercise price per share (in Dollars per share)	$ 1.81
Replacement option to purchase				56,271
Total fair value option (in Dollars per share)				$ 0.157	$ 0.281	$ 0.384
Israeli Share Option Plan [Member]
Share-Based Compensation [Line Items]
Exercisable grant term		10 years
Vest, description		three or four years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Shares granted		55,725
Vested term		3 years
Value of RSU (in Dollars)				$ 635
Board of Directors [Member]
Share-Based Compensation [Line Items]
Shares granted				449,327
Officers and Directors [Member]
Share-Based Compensation [Line Items]
Shares granted				364,229
Employees [Member]
Share-Based Compensation [Line Items]
Shares granted				85,098